Summary of Significant Plan Provisions - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Minimum service hours	1000 hours
Percentage on employee's eligible compensation	60.00%
Employee benefit plan, participant contribution, pretax or after-tax, statutory limit, amount	$ 23,500
Percentage of eligible compensation contributed for participant automatically enrolled in employee stock purchase plan	2.00%
Employee benefit plan participant contribution allocated to participants account	$ 10,372,000
Employee benefit plan, participant's contributions, discretionary matching percentage	4.00%
Employee benefit plan, participant's contributions, discretionary matching compensation	$ 2,203,151
Employee benefit plans contribution vesting description	Participants are 100% vested in company matching contributions. Participants vest in Company "non-elective" contributions and the related investment earnings or losses at the rate of 20% for each completed year of service, as defined by the Plan.
Employee benefit plan, vesting percentage	100.00%
Employee benefit plan, percentage of non-elective contributions and investment earnings or losses at completion of service	20.00%
Employee benefit plan, administrative expenses	$ 0
Employee benefit plan, notes receivable from participants, minimum borrowing amount	1,000
Employee benefit plan, notes receivable from participants, maximum borrowing amount	$ 50,000
Employee benefit plan, notes receivable from participants, maximum borrowing percentage	50.00%
Employee benefit plan, participant termination, vested account balances distributed	$ 1,000
Employee benefit plan, forfeitures	6,594	$ 6,148
Employee benefit plan, forfeiture, reduction in Company contributions	$ 0
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, notes receivable from participants, interest rate	425.00%
Employee benefit plan, vested account balance rollover	$ 1,000
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, notes receivable from participants, interest rate	950.00%
Employee benefit plan, vested account balance rollover	$ 7,000